CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares
Net revenues:
Merchandise sales	$ 565,727	¥ 3,680,795	¥ 2,566,872	¥ 1,724,739
Marketplace and other services	9,170	59,660	26,950	18,389
Total net revenues	574,897	3,740,455	2,593,822	1,743,128
Cost of revenues	(480,833)	(3,128,441)	(2,193,676)	(1,526,047)
Gross profit	94,064	612,014	400,146	217,081
Operating expenses:
Fulfillment expenses	(15,226)	(99,064)	(82,047)	(66,546)
Marketing expenses	(37,808)	(245,989)	(218,759)	(243,558)
Technology and content development expenses	(9,542)	(62,081)	(54,262)	(40,904)
General and administrative expenses	(16,917)	(110,059)	(74,310)	(77,861)
Total operating expenses	(79,493)	(517,193)	(429,378)	(428,869)
(Loss)/income from operations	14,571	94,821	(29,232)	(211,788)
Other income/(expenses):
Interest expense, net	(1,009)	(6,562)	(3,923)	(2,790)
Foreign currency exchange (losses)/gains	1,458	9,477	(11,418)	(7,425)
Others	637	4,148
(Loss)/income before income tax	15,657	101,884	(44,573)	(222,003)
Income tax benefits	4,846	31,525
Net (loss)/income	20,503	133,409	(44,573)	(222,003)
Loss attributable to redeemable non-controlling interest	(46)	(298)	(82)
Loss attributable to non-redeemable non-controlling interest	(54)	(349)	(38)
Net (loss)/income attributable to Secoo Holding Limited	20,603	134,056	(44,453)	(222,003)
Accretion to redeemable non-controlling interest redemption value	(124)	(798)	(164)
Accretion to preferred share redemption value	(31,148)	(202,679)	(595,742)	(213,690)
Net loss attributable to ordinary shareholders of Secoo Holding Limited	(10,669)	(69,421)	(640,359)	(435,693)
Comprehensive income
Net (loss)/income	20,503	133,409	(44,573)	(222,003)
Other comprehensive (loss)/income
Foreign currency translation adjustment, net of nil income taxes	12,576	81,834	(60,138)	(29,345)
Total other comprehensive (loss)/income, net of income taxes	12,576	81,834	(60,138)	(29,345)
Comprehensive (loss)/income	33,079	215,243	(104,711)	(251,348)
Comprehensive loss attributable to redeemable non-controlling interest	(48)	(298)	(82)
Comprehensive loss attributable to non-redeemable non-controlling interest	(46)	(283)	(123)
Comprehensive (loss)/income attributable to ordinary shareholders of Secoo Holding Limited	$ 33,173	¥ 215,824	¥ (104,506)	¥ (251,348)
Net loss per Class A and Class B Ordinary share
Basic and diluted | (per share)	$ (0.85)	¥ (5.55)	¥ (89.06)	¥ (81.22)
Weighted average number of Class A and Class B Ordinary shares outstanding used in computing net loss per share
Basic and diluted	12,500,821	12,500,821	7,189,933	5,364,536